Property and Equipment - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing cost capitalized	₩ 9,954	₩ 5,360	₩ 8,452
Interest rate of capitalized borrowing cost	3.10%	2.04%	2.36%